Credit Risk - Summary of Commercial Real Estate by Credit Performance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [line items]
Customer loans	£ 201,289	£ 199,340
NPLs		1,868
Commercial Real Estate [member]
Disclosure of performance obligations [line items]
Customer loans	6,459	8,144
NPLs	£ 29	£ 69
NPL ratio	0.45%	0.85%
Gross write-offs	£ 23	£ 11
Impairment loss allowances	£ 26	£ 54